Fair value measurement - Summary of Valuation Inputs To The Fair Value of Purchase Options (Detail)	Dec. 31, 2022	Dec. 15, 2022 EUR (€)	Jun. 07, 2022 EUR (€)	Mar. 16, 2022 EUR (€)
Spot price per share
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets		108	115
Spot price per share | Purchase options | Mega-E
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets				437,000
Spot price per share | Purchase options | MOMA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets			253
Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets		0.2750	0.2750
Volatility | Purchase options | Mega-E
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets				1.0000
Growth factor | Investments in equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets	0.030
Discount rate | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets		0.023	(0.001)
Discount rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets		0.025	0.007
Discount rate | Investments in equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets	0.119